Application of New Standards, Amendments and Interpretations	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [abstract]
Application of New Standards, Amendments and Interpretations
3.	APPLICATION OF NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS

(1)	New and amended standards adopted by the group
A number of new or amended standards became applicable for the current reporting period and the Group had to change its accounting policies as a result of adopting the following standards:

•	IFRS 16, ‘Lease’

•	Amendments to IAS 19, ‘Plan Amendment, Curtailment or Settlement’

•	IFRIC 23, ‘Uncertainty over Income Tax Treatments’

•	Amendments Resulting From Annual Improvements 2015–2017 Cycle
The adoption and impact of these standards from January 1, 2019 are described as below and the new accounting policies are disclosed in Note 4. The other standards did not have material impact on the Group’s accounting policies.
Adoption and impact of IFRS 16 – Leases

(a)
IFRS 16, ‘Leases’, replaces IAS 17, ‘Leases’ and related interpretations and SICs. The standard requires lessees to recognize a
‘right-of-use
asset’ and a lease liability (except for those leases with terms of 12 months or less and leases of low-value
assets). The accounting stays the same for lessors, which is to classify their leases as either finance leases or operating leases and account for those two types of leases differently. IFRS 16 only requires enhanced disclosures to be provided by lessors.

(b)
The Group has elected to apply IFRS 16 by not restating the comparative information (referred herein as the “modified retrospective approach”) when applying IFRS 16 effective in 2019. Lease agreements classified as operating lease under IAS 17, except for short-term leases or leases of low-value
assets, are measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing interest rate as of January 1, 2019. The right-of-use
assets are measured at an amount equal to the lease liabilities adjusted by the amount of any prepaid or accrued lease payments. The incremental borrowing interest rate applied to the Group’s lease liabilities on January 1, 2019 ranged from 1.85% to 4.10%. In determining a lessee’s incremental borrowing interest rate used in discounting lease payments, a risk-free interest rate for relevant duration and the same currency is selected as a reference rate. The lessee’s credit spread adjustments and lease specific adjustments are also taken into account. For leases previously classified as finance leases under IAS 17, the Group recognized the carrying amount of the lease asset and lease liability immediately before transition as the carrying amount of the right-of-use
asset and the lease liability at the date of initial application.

(c)	The Group has used the following practical expedients permitted by the standard at the date of initial application of IFRS 16:

i.	Elected not to reassess whether a contract is, or contains, a lease, instead, for contracts entered into before the transition date the Group relied on its assessment made applying IAS 17 and IFRIC 4.

ii.	The use of a single discount rate to a portfolio of leases with reasonably similar characteristics.

iii.	The exclusion of initial direct costs for the measurement of ‘right-of-use asset’.

(d)
The reconciliation between operating lease commitments for the remaining lease payments under IAS 17 and lease liabilities recognized as of January 1, 2019 measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate is as follows:

	NT$000	US$000
Operating lease commitments disclosed by applying IAS 17 as at December 31, 2018	$78,102	$2,611
Add: Lease payable recognized under finance lease by applying IAS 17 as of December 31, 2018	48,781	1,631
Less: Short-term and low-value leases	(1,624)	(54)

Total lease contracts amount recognized as lease liabilities by applying IFRS 16 on January 1, 2019	$125,259	$4,188

Incremental borrowing interest rate at the date of initial application	1.85%~4.10%	1.85%~4.10%

Lease liabilities recognized as at January 1, 2019 by applying IFRS 16	$121,021	$4,046

Of which are:
Current lease liabilities	54,718	1,829
Non-current lease liabilities	66,303	2,217
	121,021	4,046

(e)	The impact on assets and liabilities as of January 1, 2019 from the initial application of IFRS 16 is set out as follows:

	Carrying amount as of December 31, 2018	Adjustments arising from initial application	Adjusted carrying amount as of January 1, 2019
	NT$000	NT$000	NT$000
Property, plant and equipment	$158,245	( $46, 970)	$111,275
Right-of-use assets	—	119,991	119,991

Total effect on assets		$73,021

Total effect on assets (US$000)		$2,441

Finance le ase liabilities	$48,000	( $48,000)	$—
Lease liabilities	—	121,021	121,021

Total effect on liabilitie s		$73,021

Total effect on liabilities (US$000)		$2,441

In addition, operating cash flows will increase and financing cash flows decrease by approximately NT$65,455 thousand (US$2,188 thousand) given that repayment of the principal portion of the non-finance
lease liabilities will be classified as cash flows from financing activities, where previously it was classified as operating cash outflows.

(2)	New standards and interpretations not yet adopted
Amendments to IFRSs which have been published but are not mandatory for the financial period ended December 31, 2019 are listed below:

New Standards, Interpretations and Amendments	Effective Date by International Accounting Standards Board (“IASB”)

Amendments to IAS 1 and IAS 8, ‘Disclosure Initiative-Definition of Material’	January 1, 2020

Amendments to IFRS 3, ‘Definition Of A Business’	January 1, 2020

Amendments to IFRS 9, IAS 39 and IFRS 7, ‘Interest Rate Benchmark Reform’	January 1, 2020

Amendments to IFRS 10 and IAS 28, ‘Sale Or Contribution Of Assets Between An Investor And Its Associate Or Joint Venture’	To be determined by IASB

IFRS 17, ‘Insurance Contracts’	January 1, 2021
The above standards and interpretations have no significant impact to the Group’s financial condition and financial performance based on the Group’s assessment.